4. SIGNIFICANT ACCOUNTING POLICIES: o) Financial instruments: Schedule of Classification and Measurements of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Classification and Measurements of Financial Assets

Classification and Measurement
Cash	FVTPL
Accounts receivable	Amortized cost
Loans receivable - TDMA loan	FVTPL
Loans receivable	Amortized cost
Deposits	Amortized cost
OpCo debenture	FVTPL
Call/put option	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Loans payable - PV convertible loan	FVTPL
Loans payable	Amortized cost
Credit facility	Amortized cost